Cover Page	9 Months Ended
Jul. 31, 2020
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	Q3
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31